Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
The estimated useful lives for significant property and equipment categories are generally as follows:

Purchased software, including internal use software	3 years
Computer hardware	3 years
Furniture and office equipment	7 years
Leasehold improvements	Lesser of remaining lease term or useful life
Property and equipment consisted of the following as of December 31 (in thousands):

	2011	2012
Purchased software, including internal use software	$1,833	$3,564
Computer hardware	7,357	9,346
Furniture and office equipment	1,674	1,750
Leasehold improvements	955	948
	11,819	15,608
Less: accumulated depreciation	(9,507)	(11,293)
	$2,312	$4,315